Net Foreign Exchange Gain (Loss) - Schedule of Net Foreign Exchange Gains (Losses) (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	$ 145,429	$ (50,822)	$ 37,404
Other foreign currency exchange gains (losses)	1,476	2,651	4,128
Subtotals	146,905	(48,171)	41,532
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	1,610	(538)	702
Adjustment for other assets and liabilities	(12)	(4)	2
Net gain (loss) from hedge accounting	662	(25,751)	(14,610)
Subtotals	2,260	(26,293)	(13,906)
Totals	$ 149,165	$ (74,464)	$ 27,626